Balance Sheet Disclosures (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance Sheet Disclosures [Abstract]
Accounts receivable	$ 3,520,182	$ 187,426
Allowance for doubtful accounts	(26,000)	(37,007)
Accounts receivable, net	$ 3,494,182	$ 150,419